UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    540 Madison Ave, 19th Floor
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            New York, NY 10022
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Form 13F File Number:      028-11124
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
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Title:       Managing Partner
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Phone:       212-610-2101
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Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY          5/14/08
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        9
                                               -------------

Form 13F Information Table Value Total:        26,124
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2           COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                         VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER         OF CLASS           CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGER   SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN APPAREL INC            COM            023850100     945      100,000   SH            SOLE               100,000
COPART INC                      COM            217204106    3,876     100,000   SH            SOLE               100,000
GHL ACQUISITION CORP      UNIT 99/99/9999      36172H207    1,936     200,000   SH            SOLE               200,000
INTEL CORP                      COM            458140100    4,236     200,000   SH            SOLE               200,000
PROSHARES TR                REAL EST PRO       74347R552    4,967     50,000    SH            SOLE               50,000
SELECT SECTOR SPDR TR           PUT            81369Y956      8         50      SH    PUT     SOLE                 50
YAHOO INC                       COM            984332106    10,126    350,000   SH            SOLE               350,000
BUNGE LIMITED                   CALL           G16962905      1         100     SH   CALL     SOLE                 100
UBS AG                          PUT            H89231958      29        100     SH    PUT     SOLE                 100

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